COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	6 Months Ended
Jun. 30, 2025 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Purchase commitments expected to be incurred within one to two year related to leasehold improvements and installation of equipment for hotel operations	¥ 203
Accrued contingent liabilities	¥ 29
Minimum
COMMITMENTS AND CONTINGENCIES
Purchase obligation expectation period	1 year
Maximum
COMMITMENTS AND CONTINGENCIES
Purchase obligation expectation period	4 years